CONDENSED CONSOLIDATED STATEMENT OF CHANGES IN EQUITY - USD ($)	Total	Series A, Preferred Stock	Series B, Preferred Stock	Common Stock	Additional Paid-In Capital	Stock Payable [Member]	Retained Earnings (Accumulated Deficit)	Noncontrolling Interest
Balance, shares at Mar. 31, 2019		5,000,000		301,758,293
Balance, amount at Mar. 31, 2019	$ (2,856,986)	$ 500	$ 0	$ 30,177	$ 38,335,782	$ 0	$ (41,223,445)	$ 0
Issuance of shares under equity financing agreement, shares				14,744,646
Issuance of shares under equity financing agreement, amount	1,774,000			$ 1,474	1,772,526
Issuance of shares upon conversion, shares				63,239,585
Issuance of shares upon conversion, amount	639,710			$ 6,323	633,386
Reclass of derivative liability upon conversion or redemption of related convertible debentures	8,000				8,000
Purchase of Series B Preferred shares, shares			2,250
Purchase of Series B Preferred shares, amount	2,250,000		$ 0		2,250,000
Beneficial conversion feature related to the Series B Preferred Shares	0				475,000		(475,000)
Beneficial conversion feature	58,548				58,548
Net loss	(4,728,951)						(4,728,951)	(82,101)
Common stock issued to consultant, amount	0
Balance, shares at Mar. 31, 2020		5,000,000	2,250	379,742,524
Balance, amount at Mar. 31, 2020	(2,937,780)	$ 500	$ 0	$ 37,975	43,533,243	0	(46,427,396)	(82,101)
Beneficial conversion feature related to the Series B Preferred Shares	0				293,000		(293,000)
Net loss	(478,967)						(477,072)	(1,895)
Purchase of Series B Preferred shares, shares			1,250
Purchase of Series B Preferred shares, amount	1,250,000		$ 0		1,250,000
Series B PS Dividends in kind issued, shares			50
Series B PS Dividends in kind issued, amount	56,458		$ 0		56,458
Conversion of Series B PS to common stock, shares			(800)	33,569,730
Conversion of Series B PS to common stock, amount	0		$ (0)	$ 3,357	(3,357)
Issuance of common stock upon conversion, shares				37,926,239
Issuance of common stock upon conversion, amount	226,437			$ 3,793	222,644
Common stock issued in Vista Warrant settlement, shares				17,500,000
Common stock issued in Vista Warrant settlement, amount	610,000			$ 1,750	608,250
Common stock issued to consultant, shares				1,250,000
Common stock issued to consultant, amount	61,250			$ 125	61,125
Reclass of derivative liability upon conversion or redemption of related convertible debentures, amount	205,000				205,000
Reclass of warrant liability upon the cancellation of warrants under Vista Warrant settlement	90,000				90,000
Dividends payable on Series B PS	(144,792)						(144,792)
Balance, shares at Jun. 30, 2020		5,000,000	2,750	469,988,493
Balance, amount at Jun. 30, 2020	(1,062,394)	$ 500	$ 0	$ 47,000	46,316,363	0	(47,342,260)	(83,996)
Balance, shares at Mar. 31, 2020		5,000,000	2,250	379,742,524
Balance, amount at Mar. 31, 2020	(2,937,780)	$ 500	$ 0	$ 37,975	43,533,243	0	(46,427,396)	(82,101)
Net loss	(1,065,265)
Common stock issued to consultant, amount	128,750
Balance, shares at Sep. 30, 2020		5,000,000	1,696	531,023,743
Balance, amount at Sep. 30, 2020	(215,012)	$ 500	$ (0)	$ 53,103	48,638,480	0	(48,821,413)	(85,682)
Balance, shares at Mar. 31, 2020		5,000,000	2,250	379,742,524
Balance, amount at Mar. 31, 2020	(2,937,780)	$ 500	$ 0	$ 37,975	43,533,243	0	(46,427,396)	(82,101)
Reclass of derivative liability upon conversion or redemption of related convertible debentures	205,000				205,000
Purchase of Series B Preferred shares, shares			3,250
Purchase of Series B Preferred shares, amount	3,250,000		$ 0		3,250,000
Beneficial conversion feature related to the Series B Preferred Shares	0				1,335,000		(1,335,000)
Net loss	(3,580,454)						(3,580,454)	(5,729)
Series B PS Dividends in kind issued, shares			115
Series B PS Dividends in kind issued, amount	134,442		$ 0		134,442
Conversion of Series B PS to common stock, shares			(5,008)	113,517,030
Conversion of Series B PS to common stock, amount	0		$ 0	$ 11,351	(11,351)
Issuance of common stock upon conversion, shares				39,735,626
Issuance of common stock upon conversion, amount	551,021			$ 3,974	547,047
Common stock issued in Vista Warrant settlement, shares				17,500,000
Common stock issued in Vista Warrant settlement, amount	610,000			$ 1,750	608,250
Common stock issued to consultant, amount	745,250
Dividends payable on Series B PS	(317,085)						(317,085)
Reclass of warrant liability upon the cancellation of warrants under Vista Warrant settlement	90,000				90,000
Common stock issued to consultant, shares				4,250,000
Common stock issued to consultant, amount	745,250			$ 425	744,825
Beneficial conversion feature related to the Series D Preferred Shares	6,050,000				6,050,000
Amortization of beneficial conversion feature related to Series D Preferred Shares	(1,720,833)						(1,720,833)
Accretion on Series D Preferred shares	(302,500)						(302,500)
Commitment shares issued with Series D Preferred Shares, shares				6,000,000
Commitment shares issued with Series D Preferred Shares, amount	0			$ 600	(600)
Common stock to be issued as finder's fees related to asset acquisition	136,000					136,000
Beneficial conversion feature related to convertible debenture	163,636				163,636
Beneficial conversion feature related to the Series E Preferred Shares	1,721,000
Balance, shares at Mar. 31, 2021		5,000,000	607	560,745,180
Balance, amount at Mar. 31, 2021	311,604	$ 500	$ 0	$ 56,075	56,649,491	136,000	(53,683,268)	(87,830)
Balance, shares at Jun. 30, 2020		5,000,000	2,750	469,988,493
Balance, amount at Jun. 30, 2020	(1,062,394)	$ 500	$ 0	$ 47,000	46,316,363	0	(47,342,260)	(83,996)
Beneficial conversion feature related to the Series B Preferred Shares	0		$ 0		807,000		(807,000)
Net loss	(588,193)						(588,193)	(1,686)
Purchase of Series B Preferred shares, shares			1,250
Purchase of Series B Preferred shares, amount	1,250,000		$ 0		1,250,000
Series B PS Dividends in kind issued, shares			65
Series B PS Dividends in kind issued, amount	77,984				77,984
Conversion of Series B PS to common stock, shares			(2,369)	58,521,249
Conversion of Series B PS to common stock, amount	0		$ (0)	$ 5,852	(5,852)
Issuance of common stock upon conversion, shares				1,014,001
Issuance of common stock upon conversion, amount	125,736			$ 101	125,635
Common stock issued to consultant, shares				1,500,000
Common stock issued to consultant, amount	67,500			$ 150	67,350
Dividends payable on Series B PS	(83,960)						(83,960)
Balance, shares at Sep. 30, 2020		5,000,000	1,696	531,023,743
Balance, amount at Sep. 30, 2020	(215,012)	$ 500	$ (0)	$ 53,103	48,638,480	0	(48,821,413)	(85,682)
Balance, shares at Mar. 31, 2021		5,000,000	607	560,745,180
Balance, amount at Mar. 31, 2021	311,604	$ 500	$ 0	$ 56,075	56,649,491	136,000	(53,683,268)	(87,830)
Net loss	(2,562,743)						(2,562,743)
Conversion of Series B PS to common stock, shares			(262)	3,144,000
Conversion of Series B PS to common stock, amount	0		$ 0	$ 314	(314)
Issuance of common stock upon conversion, shares				1,329,246
Issuance of common stock upon conversion, amount	421,486			$ 133	421,353
Common stock issued to consultant, shares				125,000
Common stock issued to consultant, amount	73,651			$ 13	48,738	24,900
Beneficial conversion feature related to the Series E Preferred Shares	3,269,505				3,269,505
Conversion of Series D PS to common stock, amount	0		$ 0	$ 43	(43)
Conversion of Series D PS to common stock, shares				428,572
Sale of common shares and warrants for cash, less offering costs and commitment shares, shares				35,772,729
Sale of common shares and warrants for cash, less offering costs and commitment shares, amount	17,277,123			$ 3,577	17,273,546
Exercise of warrants related to the sale of common shares, shares				1,100,000
Exercise of warrants related to the sale of common shares, amount	11,000			$ 110	10,890
Common shares to be issued for the acquisition of the non-controlling interest subsidiary's remaining equity	(1,000,000)				(3,087,830)	2,000,000		87,830
Common shares to be issued for Patent acquisition	5,000,000					5,000,000
Exchange of Series D PS to Series E PS	(3,258,189)						(3,258,189)
Amortization of beneficial conversion feature related to Series E Preferred Shares	(817,376)						(817,376)
Redemption of Series D Preferred shares	(2,534,758)						(2,534,758)
Balance, shares at Jun. 30, 2021		5,000,000	345	602,644,727
Balance, amount at Jun. 30, 2021	18,950,668	$ 500	$ 0	$ 60,266	74,585,336	7,160,900	(62,856,334)	0
Balance, shares at Mar. 31, 2021		5,000,000	607	560,745,180
Balance, amount at Mar. 31, 2021	311,604	$ 500	$ 0	$ 56,075	56,649,491	136,000	(53,683,268)	(87,830)
Net loss	(5,412,378)
Common stock issued to consultant, amount	122,926
Balance, shares at Sep. 30, 2021		5,000,000	345	606,821,513
Balance, amount at Sep. 30, 2021	19,210,511	$ 500	$ 0	$ 60,683	74,609,294	11,948,176	(67,408,142)	0
Balance, shares at Jun. 30, 2021		5,000,000	345	602,644,727
Balance, amount at Jun. 30, 2021	18,950,668	$ 500	$ 0	$ 60,266	74,585,336	7,160,900	(62,856,334)	0
Net loss	(2,849,635)						(2,849,635)
Common stock issued to consultant, shares				62,500
Common stock issued to consultant, amount	49,275			$ 6	24,369	24,900
Amortization of beneficial conversion feature related to Series E Preferred Shares	(1,341,948)						(1,341,948)
Conversion of Series E PS to common stock, shares				4,114,286
Conversion of Series E PS to common stock, amount	0			$ 411	(411)
Common shares to be issued for Technical and Equipment Rights Agreement	4,762,376					4,762,376
Revision of dividends payable on Series B Preferred Shares (See Note 2)							(182,639)
Dividends payable on Preferred Shares							(177,586)
Balance, shares at Sep. 30, 2021		5,000,000	345	606,821,513
Balance, amount at Sep. 30, 2021	$ 19,210,511	$ 500	$ 0	$ 60,683	$ 74,609,294	$ 11,948,176	$ (67,408,142)	$ 0